SHARE-BASED AND OTHER COMPENSATION PROGRAMS ALLIANCE BERNSTEIN (DETAILS) (USD $)	12 Months Ended				3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 31, 2013	Mar. 31, 2011 Alliance Bernstein [Member]	Dec. 31, 2012 Alliance Bernstein [Member]	Dec. 31, 2011 Alliance Bernstein [Member]	Dec. 31, 2010 Alliance Bernstein [Member]	Jul. 01, 2010 Alliance Bernstein [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Expense	$ 194,000,000	$ 416,000,000	$ 199,000,000			$ 147,000,000	$ 625,000,000	$ 208,000,000
Economic Interest In Subsidiary					50.00%
Adjustments to Additional Paid in Capital, Reallocation of Noncontrolling Interest						60,000,000	54,000,000
Noncontrolling Interest, Period Increase (Decrease)					(27,000,000)	(60,000,000)	(54,000,000)
Units purchased during the period (in Units)						15,700,000	13,500,000
Dollar amount paid for Holding Units acquired						238,000,000	221,000,000
Open Market Purchases Shares						12,300,000	11,100,000
Open Market Purchase Value						182,000,000	192,000,000
Unvested restricted shares and holding units	19,000,000					6,500,000	8,700,000
Unallocated Holding units remaining in the consolidated rabbi trust	17,900,000			12,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized						35,000,000			60,000,000
Additional holding units						210,591
Grant of holding units net of forfeitures						25,000,000
Deferred compensation expense		10,000,000,000
Newly issued holding units available for grant									30,000,000
Non cash deferred compensation charge		$ 115,000,000					$ 472,000,000